Trade and Other Receivables - Summary of Movement in Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Receivables [Abstract]
Balance, beginning of year	$ 9,632,253	$ 7,915,490
Bad debt expense	1,358,133	2,505,738
Foreign exchange loss	21,392	41,373
Recoveries collected		(830,348)
Balance, end of year	$ 11,011,778	$ 9,632,253